OTHER PAYABLES AND OTHER CURRENT LIABILITIES	12 Months Ended
Sep. 30, 2025
Payables and Accruals [Abstract]
OTHER PAYABLES AND OTHER CURRENT LIABILITIES

NOTE 14 - OTHER PAYABLES AND OTHER CURRENT LIABILITIES

Other payables and other current liabilities consisted of the following:

	As of September 30,
	2025	2024
Payroll payable	$1,212,196	$1,075,180
Deposits	981	995
Other	534,030	263,794
Other payables and other current liabilities	$1,747,207	$1,339,969

Other payable is for employee business expense reimbursement and freight.